STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

February 28, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 98.6%
Banks - 8.3%
Citigroup	197,734		11,711,785
First Horizon	443,307		10,408,848
First Republic Bank	54,902		9,512,321
JPMorgan Chase & Co.	82,369		11,679,924
			43,312,878
Capital Goods - 2.5%
Ferguson	67,004		10,260,472
Otis Worldwide	33,863		2,652,489
			12,912,961
Consumer Durables & Apparel - 5.4%
Lennar, Cl. A	147,835		13,287,410
NIKE, Cl. B	109,826		14,996,740
			28,284,150
Diversified Financials - 2.6%
The Goldman Sachs Group	39,055		13,329,081
Food & Staples Retailing - 3.0%
Costco Wholesale	29,718		15,431,071
Food, Beverage & Tobacco - 3.0%
PepsiCo	96,257		15,761,121
Health Care Equipment & Services - 8.7%
Abbott Laboratories	135,617		16,358,123
Medtronic	136,629		14,344,679
The Cooper Companies	35,803		14,644,143
			45,346,945
Materials - 4.2%
Albemarle	64,316		12,598,861
Ecolab	50,871		8,966,522
			21,565,383
Media & Entertainment - 4.7%
Alphabet, Cl. A	9,117	[a]	24,626,293
Pharmaceuticals Biotechnology & Life Sciences - 1.7%
Merck & Co.	113,424		8,686,010
Retailing - 10.3%
Amazon.com	9,845	[a]	30,236,555
Dollar General	51,628		10,239,897
eBay	238,111		12,998,479
			53,474,931
Semiconductors & Semiconductor Equipment - 6.0%
Applied Materials	45,105		6,053,091

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 98.6% (continued)
Semiconductors & Semiconductor Equipment - 6.0% (continued)
Qualcomm		57,411		9,874,118
SolarEdge Technologies		10,030	[a]	3,203,783
Texas Instruments		70,056		11,908,819
				31,039,811
Software & Services - 21.1%
Accenture, Cl. A		65,248		20,619,673
Fidelity National Information Services		74,273		7,073,018
Intuit		29,641		14,060,801
Mastercard, Cl. A		41,456		14,958,154
Microsoft		127,597		38,124,708
salesforce.com		70,677	[a]	14,879,629
				109,715,983
Technology Hardware & Equipment - 9.6%
Apple		227,756		37,607,071
TE Connectivity		87,311		12,435,706
				50,042,777
Telecommunication Services - 1.1%
Verizon Communications		104,886		5,629,232
Transportation - 1.9%
Norfolk Southern		37,864		9,712,873
Utilities - 4.5%
CMS Energy		135,746		8,689,101
Eversource Energy		111,268		9,101,722
NextEra Energy		71,121		5,566,641
				23,357,464
Total Common Stocks (cost $324,036,715)				512,228,964
	1-Day Yield (%)
Investment Companies - 1.4%
Registered Investment Companies - 1.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $7,512,513)	0.10	7,512,513	[b]	7,512,513
Total Investments (cost $331,549,228)		100.0%		519,741,477
Liabilities, Less Cash and Receivables		(.0%)		(153,027)
Net Assets		100.0%		519,588,450

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Sustainable U.S. Equity Fund, Inc.

February 28, 2022 (Unaudited)

The following is a summary of the inputs used as of February 28, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	512,228,964	-	-	512,228,964
Investment Companies	7,512,513	-	-	7,512,513

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At February 28, 2022, accumulated net unrealized appreciation on investments was $188,192,249, consisting of $194,991,839 gross unrealized appreciation and $6,799,590 gross unrealized depreciation.

At February 28, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.